Trade and Other Receivables (Current) (Tables)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables (current) [Abstract]
Schedule of Trade and Other Receivables (Current)
Current	Consolidated
	2023	2022
	$	$

GST recoverable	287,478	294,717
	287,478	294,717

Current	Consolidated
	2022	2021
	$	$
Other receivables	-	53,447
GST recoverable	294,717	115,641
	294,717	169,088